Cover	Mar. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2023
Entity File Number	811-23165
Entity Registrant Name	CION ARES DIVERSIFIED CREDIT FUND
Entity Central Index Key	0001678124
Entity Tax Identification Number	81-3755597
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	845-2577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false